PROSPECTUS SUPPLEMENT OF

MUTUAL OF AMERICA INVESTMENT CORPORATION

    EQUITY INDEX FUND

    ALL AMERICA FUND

    SMALL CAP VALUE FUND

    SMALL CAP GROWTH FUND

    SMALL CAP EQUITY INDEX FUND

    MID CAP VALUE FUND

    MID-CAP EQUITY INDEX FUND

    COMPOSITE FUND

    INTERNATIONAL FUND

    CATHOLIC VALUES INDEX FUND

    MONEY MARKET FUND

    MID-TERM BOND FUND

    BOND FUND

RETIREMENT FUNDS

    RETIREMENT INCOME FUND

    2015 RETIREMENT FUND

    2020 RETIREMENT FUND

    2025 RETIREMENT FUND

    2030 RETIREMENT FUND

    2035 RETIREMENT FUND

    2040 RETIREMENT FUND

    2045 RETIREMENT FUND

    2050 RETIREMENT FUND

    2055 RETIREMENT FUND

    2060 RETIREMENT FUND

    2065 RETIREMENT FUND

ALLOCATION FUNDS

    CONSERVATIVE ALLOCATION FUND

    MODERATE ALLOCATION FUND

    AGGRESSIVE ALLOCATION FUND

DATED AS OF AUGUST 12, 2022

On the cover page, replace the last sentence of the first paragraph with the following:

The Funds are also offered through financial intermediaries or can be held directly by institutions and individual investors.